Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Allspring Variable Trust - Class 1 | VT Discovery All Cap Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.15%	14.59%	17.59%
Allspring Variable Trust - Class 1 | VT Discovery All Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 1 | VT Discovery All Cap Growth Fund | 1
Prospectus [Line Items]
Average Annual Return, Percent			15.53%	6.31%	13.84%
Performance Inception Date		Mar. 06, 1997
Allspring Variable Trust - Class 1 | VT Opportunity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 1 | VT Opportunity Fund | 1
Prospectus [Line Items]
Average Annual Return, Percent			7.00%	9.22%	12.13%
Performance Inception Date		Aug. 26, 2011
Allspring Variable Trust - Class 1 | VT Small Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 1 | VT Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%	9.57%
Allspring Variable Trust - Class 1 | VT Small Cap Growth Fund | 1
Prospectus [Line Items]
Average Annual Return, Percent			9.55%	(0.70%)	10.22%
Performance Inception Date		Jul. 16, 2010
Allspring Variable Trust - Class 2 | VT Discovery All Cap Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.15%	14.59%	17.59%
Allspring Variable Trust - Class 2 | VT Discovery All Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 2 | VT Discovery All Cap Growth Fund | 2
Prospectus [Line Items]
Average Annual Return, Percent			15.27%	6.04%	13.57%
Performance Inception Date		Jul. 31, 2002
Allspring Variable Trust - Class 2 | VT Opportunity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 2 | VT Opportunity Fund | 2
Prospectus [Line Items]
Average Annual Return, Percent			6.71%	8.94%	11.85%
Performance Inception Date		May 08, 1992
Allspring Variable Trust - Class 2 | VT Small Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 2 | VT Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%	9.57%
Allspring Variable Trust - Class 2 | VT Small Cap Growth Fund | 2
Prospectus [Line Items]
Average Annual Return, Percent			9.25%	(0.96%)	9.94%
Performance Inception Date		May 01, 1995
Allspring Variable Trust - Class 2 | VT Discovery SMID Cap Growth Fund | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.31%	2.98%	10.55%
Allspring Variable Trust - Class 2 | VT Discovery SMID Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 2 | VT Discovery SMID Cap Growth Fund | 2
Prospectus [Line Items]
Average Annual Return, Percent			5.39%	(2.46%)	9.94%
Performance Inception Date		May 08, 1992
Allspring Variable Trust - Class 2 | VT Index Asset Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Allspring Variable Trust - Class 2 | VT Index Asset Allocation Fund | Index Asset Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.30%	8.22%	9.55%
Allspring Variable Trust - Class 2 | VT Index Asset Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Allspring Variable Trust - Class 2 | VT Index Asset Allocation Fund | 2
Prospectus [Line Items]
Average Annual Return, Percent			11.48%	7.54%	8.99%
Performance Inception Date		Apr. 15, 1994

[1]
1.	Source: Allspring Funds Management, LLC. The Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.